Total
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Targeted Value ETF
Investment Objective
The investment objective of the Dimensional U.S. Targeted Value ETF (the “US Targeted Value ETF” or “Portfolio”) is to achieve long-term
capital appreciation while minimizing federal income taxes on returns.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy, hold or sell shares of the US Targeted Value ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Dimensional U.S. Targeted Value ETF Dimensional U.S. Targeted Value ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional U.S. Targeted Value ETF Dimensional U.S. Targeted Value ETF [1]
Management Fee	0.30%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.34%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decreased management fee payable by the Portfolio. The predecessor fund’s (defined below) management fee was 0.40%.

EXAMPLE
This Example is meant to help you compare the cost of investing in the US Targeted Value ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Targeted Value ETF | Dimensional U.S. Targeted Value ETF | USD ($)	35	109	191	431

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Targeted Value ETF | Dimensional U.S. Targeted Value ETF | USD ($)	35	109	191	431

PORTFOLIO TURNOVER
The US Targeted Value ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 14% of the average value of its investment portfolio.
Principal Investment Strategies
Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Targeted Value ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve its investment objective, the US Targeted Value ETF, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may increase or decrease the Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.
As a
non-fundamental
policy, under normal circumstances, the US Targeted Value ETF will invest at least 80% of its net assets in securities of U.S. companies. The Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. As of December 31, 2020, companies smaller than the 500th largest U.S. company fall in the lowest 13% of total market capitalization. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2020, the market capitalization of a company smaller than the 500th largest U.S. company would be below $11,685 million. This threshold will change due to market conditions.
The US Targeted Value ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The US Targeted Value ETF may lend its portfolio securities to generate additional income.
The US Targeted Value ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Because the value of your investment in the US Targeted Value ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk:
Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Value Investment Risk:
Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Profitability Investment Risk:
High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Small and
Mid-Cap
Company Risk:
 Securities of small and
mid-cap
companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap
company security at a desired time or price. As a result, small and mid-cap
company stocks may fluctuate relatively more in price. In general, small and mid-capitalization
companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Tax-Management
Strategy Risk:
The
tax-management
strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax
managed funds. The Advisor anticipates that performance of the Portfolio may deviate from that of non-tax
managed funds.
Market Trading Risk:
Active trading markets for Portfolio shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk:
The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Derivatives Risk:
Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance
The bar chart and table immediately following illustrate the variability of the US Targeted Value ETF’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The US Targeted Value ETF is adopting the performance of the
Tax-Managed
U.S. Targeted Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the US Targeted Value ETF (the “Reorganization”). Prior to the Reorganization, the US Targeted Value ETF had not yet commenced operations. The bar chart shows the changes in the predecessor fund’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting
http://us.dimensional.com
.
The
after-tax
returns presented in the table for the predecessor fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax
returns shown are not relevant to investors who hold shares of the predecessor fund through tax-advantaged
arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio—Total Returns

January 2011-December 2020
Highest Quarter	Lowest Quarter
30.73% (10/20–12/20)	-37.94% (1/20–3/20)

Annualized Returns (%) Periods ending December 31, 2020
Average Annual Total Returns - Dimensional U.S. Targeted Value ETF	1 Year	5 Years	10 Years
Dimensional U.S. Targeted Value ETF	2.28%	7.55%	9.04%
Dimensional U.S. Targeted Value ETF | Return After Taxes on Distributions	1.84%	6.60%	8.16%
Dimensional U.S. Targeted Value ETF | Return After Taxes on Distributions and Sale of Portfolio Shares	1.53%	5.83%	7.28%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.63%	9.65%	8.66%